united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 03/31

Date of reporting period: 6/30/2016

Item 1. Schedule of Investments.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Value
	COMMON STOCKS - 94.6%
	AEROSPACE/DEFENSE - 1.6%
1,400	Boeing Co. +	$ 181,818
600	General Dynamics Corp. +	83,544
		265,362
	AGRICULTURE - 1.8%
3,100	Philip Morris International, Inc. +	315,332

	APPAREL - 1.4%
4,300	NIKE, Inc. +	237,360

	BANKS - 5.5%
2,300	Bank of New York Mellon Corp. +	89,355
600	Goldman Sachs Group, Inc. +	89,148
2,800	JPMorgan Chase & Co. +	173,992
7,500	US Bancorp. +	302,475
5,800	Wells Fargo & Co. +	274,514
		929,484
	BEVERAGES - 2.8%
6,000	Coca-Cola Co. +	271,980
1,900	PepsiCo, Inc. +	201,286
		473,266
	BIOTECHNOLOGY - 1.0%
1,100	Amgen, Inc. +	167,365

	COMPUTERS - 6.1%
800	Accenture PLC +	90,632
4,700	Apple, Inc. +	449,320
3,300	International Business Machines Corp. +	500,874
		1,040,826
	COSMETICS/PERSONAL CARE - 2.4%
2,300	Colgate-Palmolive Co. +	168,360
2,800	Proctor & Gamble Co. +	237,076
		405,436
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
500	BlackRock, Inc. +	171,265
1,100	MasterCard, Inc. +	96,866
4,200	Visa, Inc. - Cl. A +	311,514
		579,645
	ELECTRIC - 6.5%
2,800	Dominion Resources, Inc. +	218,204
5,300	Exelon Corp. +	192,708
100	PPL Corp. +	3,775
12,900	Southern Co. +	691,827
		1,106,514
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
3,000	Emerson Electric Co. +	156,480

	ELECTRONICS - 0.7%
1,100	Honeywell International, Inc. +	127,952

	FOOD - 1.9%
2,000	General Mills, Inc. +	142,640
1,800	Mondelez International, Inc. +	81,918
1,900	Sysco Corp. +	96,406
		320,964
	HEALTHCARE - PRODUCTS - 3.9%
2,200	Abbot Laboratories +	86,482
2,000	Danaher Corp. +	202,000
2,100	Medtronic PLC +	182,217
1,600	Stryker Corp. +	191,728
		662,427
	INSURANCE - 5.9%
1,300	Allstate Corp. +	90,935
2,500	American International Group, Inc. +	132,225
2,000	Aon PLC +	218,460
3,900	Berkshire Hathaway, Inc. - Cl. B + *	564,681
		1,006,301
	INTERNET - 9.7%
900	Alphabet, Inc. + *	633,177
300	Amazon.com, Inc. *	214,686
6,000	Facebook, Inc. - Cl. A + *	685,680
100	Priceline Group, Inc. + *	124,841
		1,658,384

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Shares		Value
	MACHINERY - CONSTRUCTION & MINING - 0.7%
1,500	Caterpillar, Inc. +	$ 113,715

	MEDIA - 2.3%
4,200	Comcast Corp. +	273,798
1,200	Walt Disney Co. +	117,384
		391,182
	MISCELLANEOUS MANUFACTURING - 2.3%
12,700	General Electric Co. +	399,796

	OIL & GAS - 5.0%
1,700	Chevron Corp. +	178,211
5,300	Exxon Mobil Corp. +	496,822
2,300	Occidental Petroleum Corp. +	173,788
		848,821
	PHARMACEUTICALS - 9.4%
2,800	AbbVie, Inc. +	173,348
5,100	Bristol-Myers Squibb Co. +	375,105
2,100	Eli Lilly & Co. +	165,375
700	Johnson & Johnson +	84,910
2,000	Mead Johnson Nutrition Co. +	181,500
3,200	Merck & Co., Inc. +	184,352
7,600	Pfizer, Inc. +	267,596
3,600	Zoetis, Inc. +	170,856
		1,603,042
	REITS - 0.5%
400	Simon Property Group, Inc. +	86,760

	RETAIL - 10.0%
900	Costco Wholesale Corp. +	141,336
1,600	CVS Health Corp. +	153,184
1,400	Home Depot, Inc. +	178,766
2,300	McDonald's Corp. +	276,782
3,400	Starbucks Corp. +	194,208
2,300	Target Corp. +	160,586
2,100	Walgreens Boots Alliance, Inc. +	174,867
4,100	Wal-Mart Stores, Inc. +	299,382
1,400	Yum! Brands, Inc. +	116,088
		1,695,199
	SEMICONDUCTORS - 1.6%
5,700	Intel Corp. +	186,960
1,700	QUALCOMM, Inc. +	91,069
		278,029
	SOFTWARE - 4.0%
5,000	Microsoft Corp. +	255,850
10,600	Oracle Corp. +	433,858
		689,708
	TELECOMMUNICATIONS - 2.7%
15,800	Cisco Systems, Inc. +	453,302

	TRANSPORTATION - 0.6%
900	United Parcel Service, Inc. +	96,948

	TOTAL COMMON STOCKS (Cost - $15,596,177)	16,109,600
Contracts ^
	SCHEDULE OF PUT OPTIONS PURCHASED * - 0.0%
20	S&P 500 Index	2,900
	Expiration July 2016, Exercise Price $1,800.00
	TOTAL PUT OPTIONS PURCHASED - (Cost $19,420)	2,900
Shares
	SHORT TERM INVESTMENTS - 9.4%
1,597,934	Federated Government Obligations Fund, 0.25% + ** (Cost - $1,597,934)	1,597,934

	TOTAL INVESTMENTS - 104.0% (Cost - $17,213,531) (a)	$ 17,710,434
	CALL OPTIONS WRITTEN - (2.6) % (Proceeds - $342,326)	(443,923)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4) %	(240,552)
	NET ASSETS - 100.0%	$ 17,025,959

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * - (2.6) %
22	Abbot Laboratories	$ 2,222
	Expiration July 2016, Exercise Price $38.50
28	AbbVie, Inc.	6,300
	Expiration July 2016, Exercise Price $60.00
8	Accenture PLC - Cl. A	1,480
	Expiration August 2016, Exercise Price $115.00
13	Allstate Corp.	3,237
	Expiration July 2016, Exercise Price $67.50
1	Alphabet, Inc.	2,545
	Expiration July 2016, Exercise Price $680.00
4	Alphabet, Inc.	3,256
	Expiration July 2016, Exercise Price $705.00
4	Alphabet, Inc.	9,608
	Expiration August 2016, Exercise Price $705.00
3	Amazon.Com, Inc.	5,973
	Expiration July 2016, Exercise Price $705.00
25	American International Group, Inc.	1,900
	Expiration July 2016, Exercise Price $54.00
6	Amgen, Inc.	2,382
	Expiration July 2016, Exercise Price $150.00
5	Amgen, Inc.	555
	Expiration July 2016, Exercise Price $155.00
20	Aon PLC	7,900
	Expiration July 2016, Exercise Price $105.00
23	Apple, Inc.	6,003
	Expiration July 2016, Exercise Price $93.50
24	Apple, Inc.	1,104
	Expiration July 2016, Exercise Price $97.50
23	Bank of New York Mellon Corp.	701
	Expiration July 2016, Exercise Price $40.00
39	Berkshire Hathaway, Inc.	19,851
	Expiration July 2016, Exercise Price $140.00
5	BlackRock, Inc.	450
	Expiration July 2016, Exercise Price $360.00
7	Boeing Co.	1,855
	Expiration July 2016, Exercise Price $128.00
7	Boeing Co.	1,267
	Expiration July 2016, Exercise Price $130.00
12	Bristol-Myers Squibb Co.	2,208
	Expiration July 2016, Exercise Price $71.50
39	Bristol-Myers Squibb Co.	9,633
	Expiration July 2016, Exercise Price $71.50
15	Caterpillar, Inc.	3,000
	Expiration July 2016, Exercise Price $74.00
17	Chevron Corp.	4,301
	Expiration July 2016, Exercise Price $103.00
79	Cisco Systems, Inc.	5,135
	Expiration July 2016, Exercise Price $28.00
79	Cisco Systems, Inc.	948
	Expiration July 2016, Exercise Price $29.00
60	Coca-Cola Co.	5,940
	Expiration July 2016, Exercise Price $44.50
23	Colgate-Palmolive Co.	2,346
	Expiration July 2016, Exercise Price $72.50
21	Comcast Corp.	6,720
	Expiration July 2016, Exercise Price $62.00
21	Comcast Corp.	5,817
	Expiration July 2016, Exercise Price $62.50
9	Costco Wholesale Corp.	3,105
	Expiration July 2016, Exercise Price $155.00
16	CVS Caremark Corp.	2,352
	Expiration July 2016, Exercise Price $95.00
20	Danaher Corp.	3,500
	Expiration July 2016, Exercise Price $100.00
16	Dominion Resources, Inc.	8,160
	Expiration July 2016, Exercise Price $72.50
12	Dominion Resources, Inc.	3,120
	Expiration July 2016, Exercise Price $75.00
21	Eli Lilly & Co.	8,295
	Expiration July 2016, Exercise Price $75.00
15	Emerson Electric Co.	900
	Expiration July 2016, Exercise Price $52.50
15	Emerson Electric Co.	2,100
	Expiration August 2016, Exercise Price $52.50

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (2.6) %
53	Exelon Corp.	$ 5,830
	Expiration July 2016, Exercise Price $35.00
21	Exxon Mobil Corp.	18,207
	Expiration July 2016, Exercise Price $85.00
32	Exxon Mobil Corp.	12,544
	Expiration July 2016, Exercise Price $90.00
15	Facebook, Inc.	2,880
	Expiration July 2016, Exercise Price $114.00
30	Facebook, Inc.	4,170
	Expiration July 2016, Exercise Price $115.00
15	Facebook, Inc.	6,885
	Expiration August 2016, Exercise Price $115.00
6	General Dynamics Corp.	810
	Expiration July 2016, Exercise Price $140.00
127	General Electric Co.	19,558
	Expiration July 2016, Exercise Price $30.00
20	General Mills, Inc.	12,600
	Expiration July 2016, Exercise Price $65.00
6	Goldman Sachs Group, Inc.	3,858
	Expiration July 2016, Exercise Price $142.00
9	Home Depot, Inc.	3,195
	Expiration July 2016, Exercise Price $125.00
5	Home Depot, Inc.	710
	Expiration July 2016, Exercise Price $128.00
11	Honeywell International, Inc.	2,343
	Expiration July 2016, Exercise Price $115.00
57	Intel Corp.	5,700
	Expiration July 2016, Exercise Price $32.00
33	International Business Machines Corp.	9,801
	Expiration July 2016, Exercise Price $150.00
7	Johnson & Johnson	3,570
	Expiration July 2016, Exercise Price $116.00
28	JPMorgan Chase & Co.	3,080
	Expiration July 2016, Exercise Price $62.00
11	MasterCard, Inc.	264
	Expiration July 2016, Exercise Price $92.50
14	McDonald's Corp.	4,872
	Expiration July 2016, Exercise Price $117.00
9	McDonald's Corp.	1,341
	Expiration July 2016, Exercise Price $120.00
10	Mead Johnson Nutrition Co.	6,520
	Expiration July 2016, Exercise Price $85.00
10	Mead Johnson Nutrition Co.	8,320
	Expiration August 2016, Exercise Price $85.00
21	Medtronics PLC	4,053
	Expiration July 2016, Exercise Price $85.00
16	Merck & Co, Inc.	1,976
	Expiration July 2016, Exercise Price $57.00
16	Merck & Co, Inc.	1,088
	Expiration July 2016, Exercise Price $57.50
50	Microsoft Corp.	7,400
	Expiration July 2016, Exercise Price $50.00
18	Mondelez International, Inc.	3,600
	Expiration July 2016, Exercise Price $44.00
16	NIKE, Inc.	4,640
	Expiration July 2016, Exercise Price $52.50
27	NIKE, Inc.	2,565
	Expiration July 2016, Exercise Price $55.00
11	Occidental Petroleum Corp.	1,271
	Expiration July 2016, Exercise Price $74.50
12	Occidental Petroleum Corp.	3,252
	Expiration August 2016, Exercise Price $75.00
106	Oracle Corp.	11,766
	Expiration July 2016, Exercise Price $40.00
19	PepsiCo, Inc.	11,324
	Expiration July 2016, Exercise Price $100.00
44	Pfizer, Inc.	5,500
	Expiration July 2016, Exercise Price $34.00
32	Pfizer, Inc.	2,752
	Expiration July 2016, Exercise Price $34.50
16	Philip Morris International, Inc.	3,584
	Expiration July 2016, Exercise Price $100.00
15	Philip Morris International, Inc.	2,340
	Expiration July 2016, Exercise Price $101.00

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (2.6) %
1	PPL Corp.	$ 96
	Expiration July 2016, Exercise Price $37.00
1	Priceline Group, Inc.	5,120
	Expiration July 2016, Exercise Price $1,210.00
17	Procter & Gamble Co.	3,995
	Expiration July 2016, Exercise Price $82.50
11	Procter & Gamble Co.	1,639
	Expiration July 2016, Exercise Price $83.50
17	QUALCOMM, Inc.	442
	Expiration July 2016, Exercise Price $55.00
4	Simon Property Group, Inc.	3,200
	Expiration July 2016, Exercise Price $210.00
129	Southern Co.	20,253
	Expiration August 2016, Exercise Price $52.50
34	Starbucks Corp.	7,480
	Expiration July 2016, Exercise Price $55.00
16	Stryker Corp.	6,880
	Expiration July 2016, Exercise Price $115.00
19	Sysco Corp.	1,615
	Expiration July 2016, Exercise Price $50.00
11	Target Corp.	2,948
	Expiration July 2016, Exercise Price $67.50
12	Target Corp.	624
	Expiration July 2016, Exercise Price $70.00
9	United Parcel Service, Inc.	2,673
	Expiration July 2016, Exercise Price $105.00
20	US Bancorp	1,800
	Expiration July 2016, Exercise Price $40.00
55	US Bancorp	2,255
	Expiration July 2016, Exercise Price $41.00
42	Visa, Inc.	1,134
	Expiration July 2016, Exercise Price $77.50
10	Walgreens Boots Alliance, Inc.	2,320
	Expiration July 2016, Exercise Price $83.00
11	Walgreens Boots Alliance, Inc.	1,496
	Expiration July 2016, Exercise Price $85.00
20	Wal-Mart Stores, Inc.	2,060
	Expiration July 2016, Exercise Price $72.50
21	Wal-Mart Stores, Inc.	1,743
	Expiration July 2016, Exercise Price $73.00
12	Walt Disney Co.	1,320
	Expiration July 2016, Exercise Price $97.50
58	Wells Fargo & Co.	7,540
	Expiration July 2016, Exercise Price $46.50
7	Yum! Brands, Inc.	1,337
	Expiration July 2016, Exercise Price $83.00
7	Yum! Brands, Inc.	735
	Expiration July 2016, Exercise Price $85.00
18	Zoetis, Inc.	1,890
	Expiration July 2016, Exercise Price $47.00
18	Zoetis, Inc.	990
	Expiration July 2016, Exercise Price $48.00
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $342,326)	$ 443,923

PLC - Public Limited Company
+ All or a portion of the security is held as collateral for call options.
* Non-income producing securities.
^ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including put options purchased and call options written) is
$16,690,606 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,456,583
	Unrealized depreciation:	(880,678)
	Net unrealized appreciation:	$ 575,905

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 16,109,600	$ -	$ -	$ 16,109,600
Put Options Purchased		-	2,900	-	2,900
Short Term Investments		1,597,934	-	-	1,597,934
	Total	$ 17,707,534	$ 2,900	$ -	$ 17,710,434
Liabilities
Call Options Written		$ 427,130	$ 16,793	$ -	$ 443,923
	Total	$ 427,130	$ 16,793	$ -	$ 443,923

The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Option Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 8/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 8/26/16

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 8/26/16